RELATED PARTY TRANSACTIONS AND BALANCES (Purchases from Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Purchase of raw materials	$ 37,222,184	$ 35,863,775	$ 73,373,091
China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	4,778,993
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	21,449,705	32,011,217	73,351,421
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	4,811,590
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	6,181,715	3,852,558	21,670
CEEG (Nanjing) Special Transformer Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of raw materials	$ 181